CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Cash Flows From Operating Activities:
Net loss	$ (2,175,898)	$ (8,295,698)	$ (2,902,268)	$ (737,727)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt issuance costs				14,000
Stock-based compensation expense	241,514	732,151	732,151	470,185
(Gain) loss on revaluation of derivative warrant liability	(622,186)	838,219	(332,095)	(8,588)
Stock issued for services		150,000
Depreciation	672	1,343
Loss on abandoned trademarks		5,401
Changes in operating assets and liabilities, net of effect of acquired business:
Prepaid expenses	154,958	(40,759)	(60,000)	9,174
Accounts payable	76,709	105,230	452,981	(66,320)
Accrued expenses	888,961	351,182	(52,057)	56,764
Accrued compensation	107,250	288,250
Accrued interest	13,228	7,009	7,500	79,067
Due to related party		(42,749)	14,252	281
Net Cash Used In Operating Activities	(1,314,792)	(5,900,421)	(2,385,416)	(183,164)
Cash Flows From Investing Activities:
Cash acquired in acquisition		255,748
Net Cash Used In Investing Activities		255,748
Cash Flows From Financing Activities:
Proceeds from notes payable - related parties	820,000
Proceeds from notes payable		500,000
Repayment of notes payable		(600,000)
Proceeds from issuance of common stock				50,000
Net proceeds from private placement	247,205	5,427,688	1,509,493	1,630,834
Deferred offering costs		(64,801)
Net Cash Provided by Financing Activities	1,067,205	5,262,887	1,509,493	1,680,834
Increase (Decrease) in Cash and Cash Equivalents	(247,587)	(381,786)	(875,923)	1,497,670
Cash and Cash Equivalents - Beginning of Period	294,351	676,137	1,552,060
Cash and Cash Equivalents - End of Period	46,764	294,351	676,137	1,552,060
Supplemental Disclosures of Cash Flow Information and Non-cash Transactions:
Interest paid		1,985
Income taxes paid
Fair value of warrants recorded as derivative warrant liability		1,198,564	768,435	1,459,531
Fair value of warrants issued for services		477,181
Reclassification of derivative warrant liability to additional paid-in capital	149,209	1,093,765	1,148,328
Conversion of promissory notes and accrued interest into common stock			633,333
Conversion of convertible promissory notes and accrued interest into common stock				1,836,813
Conversion of subordinated convertible promissory note and accrued interest into common stock				$ 394,245